Mortgage Servicing Rights - Additional Information (Detail) - Mortgage Servicing Rights - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Mortgage Servicing Rights [Line Items]
Unpaid principal balance of mortgage loans	$ 153,100,000	$ 72,600,000	$ 52,300,000	$ 43,000,000	$ 43,000,000	$ 26,300,000
Estimated fair value	$ 1,426,000	$ 744,000		$ 431,000		$ 269,000